FIRST AMERICAN INVESTMENT FUNDS, INC.

                   PROSPECTUS SUPPLEMENT DATED MARCH 26, 2004

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               THIS SUPPLEMENT UPDATES THE FOLLOWING PROSPECTUSES:

   FIRST AMERICAN STOCK FUNDS CLASS A, CLASS B, AND CLASS C SHARES PROSPECTUS
                             DATED JANUARY 31, 2004

                    FIRST AMERICAN STOCK FUNDS CLASS S SHARES
                        PROSPECTUS DATED JANUARY 31, 2004

                    FIRST AMERICAN STOCK FUNDS CLASS Y SHARES
                        PROSPECTUS DATED JANUARY 31, 2004

      THIS SUPPLEMENT AND EACH PROSPECTUS CONSTITUTE A CURRENT PROSPECTUS.
         TO REQUEST A COPY OF THE PROSPECTUS, PLEASE CALL 800-677-FUND.

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The following information supplements the information under the heading
"Additional Information--Management--Portfolio Management."

Effective March 23, 2004, two new portfolio management teams associated with U.S. Bancorp Asset Management began managing the First American Small Cap Growth Opportunities Fund and First American Small Cap Select Fund, respectively.


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     NOT FDIC INSURED          NO BANK GUARANTEE           MAY LOSE VALUE
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IF YOU HAVE ANY QUESTIONS REGARDING THIS PROSPECTUS SUPPLEMENT, PLEASE CONTACT
YOUR INVESTMENT PROFESSIONAL, OR YOU MAY CALL FIRST AMERICAN FUNDS INVESTOR SERVICES AT 800-677-FUND.